Note 7 - Mortgage Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Mortgage Notes Payable Disclosure [Text Block]
7.
MORTGAGE NOTES PAYABLE

Mortgage notes payable consist of the following:

		Principal as of
		June 30,	December 31,	Loan	Interest
Mortgage note property	Notes	2020	2019	Type	Rate (1)	Maturity
Waterman Plaza	(7)	$3,247,878	3,274,097	Variable	4.25%	4/29/2021
World Plaza	(3)(4)	5,854,222	4,979,383	Variable	4.40%	7/5/2021
Garden Gateway Plaza	(3)	5,967,727	6,071,315	Fixed	5.00%	8/5/2021
300 N.P.		2,292,848	2,311,738	Fixed	4.95%	6/11/2022
Highland Court		6,350,303	6,424,366	Fixed	3.82%	9/1/2022
Dakota Center		10,007,257	10,111,693	Fixed	4.74%	7/6/2024
Union Terrace	(2)	—	6,240,396	Fixed	4.50%	9/5/2024
Centennial Tech Center	(2)	—	9,561,654	Fixed	4.43%	1/5/2024
Research Parkway		1,787,129	1,813,305	Fixed	3.94%	1/5/2025
Arapahoe Service Center		8,009,836	8,085,727	Fixed	4.34%	1/5/2025
Union Town Center		8,406,185	8,440,000	Fixed	4.28%	1/5/2025
Executive Office Park	(3)	4,783,471	4,839,576	Fixed	4.83%	6/1/2027
Genesis Plaza		6,327,800	6,378,110	Fixed	4.71%	9/6/2025
One Park Centre		6,436,968	6,487,532	Fixed	4.77%	9/5/2025
Shea Center II		17,727,500	17,727,500	Fixed	4.92%	1/5/2026
West Fargo Industrial		4,177,324	4,216,565	Fixed	4.79%	5/31/2029
Grand Pacific Center	(5)	3,795,623	3,851,962	Fixed	4.02%	8/1/2037
Subtotal, Presidio Property Trust, Inc. Properties		95,172,071	110,814,919
Model Home mortgage notes	(3)	31,270,029	32,644,129	Fixed	(6)	2020 - 2023
Mortgage Notes Payable		$126,442,100	$143,459,048
Unamortized loan costs		(911,172)	(1,066,056)
Mortgage Notes Payable, net		$125,530,928	$142,392,992

(1)	Interest rates as of June 30, 2020.
(2)	Centennial Tech Center and Union Terrace were sold on February 5, 2020 and March 13, 2020, respectively.
(3)	Properties held for sale as of June 30, 2020. Only one of the four buildings at Executive Office Park was classified as held for sale. There are four model homes included as held for sale.
(4)	Interest on this loan is ABR plus 0.75% and LIBOR plus 2.75%. For the six months ended June 30, 2020, the weighted average interest rate was 4.40%.
(5)	Interest rate is subject to reset on September 1, 2023.
(6)	Each model home has a stand-alone mortgage note at interest rates ranging from 2.52% to 5.63% per annum at June 30, 2020.
(7)	Interest on this loan resets annually at LIBOR plus 3.00%, with a floor of 4.25%.

The Company is in compliance with all material conditions and covenants of its mortgage notes payable.

Scheduled principal payments of mortgage notes payable were as follows as of
June 30, 2020:

	Presidio Property Trust, Inc. Notes Payable	Model Homes Notes Payable	Total Principal Payments
Nine months remaining in 2020	$882,006	$6,150,969	$7,032,975
Years ending December 31:
2021	16,382,167	12,708,950	29,091,117
2022	9,798,450	8,505,525	18,303,975
2023	1,514,611	3,904,585	5,419,196
2024	1,645,496	—	1,645,496
Thereafter	64,949,341	—	64,949,341
Total	$95,172,071	$31,270,029	$126,442,100

7.
 MORTGAGE NOTES PAYABLE

Mortgage notes payable consisted of the following:

		Principal as of
		December 31,	December 31,		Interest
Mortgage note property	Notes	2019	2018	Loan Type	Rate (1)	Maturity
Garden Gateway Plaza	(7)	$6,071,315	$6,270,896	Fixed	5.00%	2/5/2020
World Plaza	(4)	4,979,383	3,350,539	Variable	5.10%	7/5/2020
West Fargo Industrial		4,216,565	4,292,809	Fixed	4.79%	9/6/2020
Morena Office Center	(2)	—	1,567,358	Fixed	4.30%	6/1/2021
Waterman Plaza		3,274,097	3,369,960	Fixed	5.78%	4/29/2021
300 N.P.		2,311,738	2,348,443	Fixed	4.95%	6/11/2022
Highland Court		6,424,366	6,568,320	Fixed	3.82%	9/1/2022
Dakota Center		10,111,693	10,314,520	Fixed	4.74%	7/6/2024
Union Terrace		6,240,396	6,354,153	Fixed	4.50%	9/5/2024
The Presidio		—	5,992,905	Fixed	4.54%	12/1/2021
Centennial Tech Centers	(6)	9,561,654	9,745,811	Fixed	4.43%	1/5/2024
Research Parkway		1,813,305	1,864,139	Fixed	3.94%	1/5/2025
Arapahoe Center		8,085,727	8,233,567	Fixed	4.34%	1/5/2025
Union Town Center		8,440,000	8,440,000	Fixed	4.28%	1/5/2025
Executive Office Park		4,839,576	4,947,808	Fixed	4.83%	6/1/2027
Genesis Plaza		6,378,110	6,476,032	Fixed	4.71%	8/25/2025
One Park Centre		6,487,532	6,585,922	Fixed	4.77%	9/5/2025
Shea Center II		17,727,500	17,727,500	Fixed	4.92%	1/5/2026
Grand Pacific Center	(3)	3,851,962	3,961,304	Fixed	4.02%	8/1/2037
Office/Industrial and Retail Properties		$110,814,919	$118,411,986
Model Home Properties		32,644,129	32,728,930	Fixed	(5)	2019—2022
Mortgage Notes Payable		$143,459,048	$151,140,916
Unamortized loan costs		(1,066,056)	(1,426,740)
Mortgage Notes Payable held for investment, net		$142,392,992	$149,714,176

(1)	Interest rates as of December 31, 2019.
(2)	Morena Office Center sold on January 15, 2019.
(3)	Interest rate is subject to reset on September 1, 2023.
(4)	Interest on this loan is ABR + 0.75% and LIBOR plus 2.75% For the year-ended December 31, 2019, the weighted average interest rate was 5.04%.
(5)	Each Model Home has a stand-alone mortgage note at interest rates ranging from 3.8% to 5.6% (at December 31, 2019 ).
(6)	Centennial Tech Center was held for sale as of December 31, 2019 and sold for approximately $15.0 million on February 5, 2020.
(7)	The maturity date of the mortgage loan was extended to August 5, 2021.

The Company is in compliance with all conditions and covenants of its mortgage notes payable.

Scheduled principal payments of mortgage notes payable are as follows:

Years ending December 31:	Office/ Industrial and Retail Notes Payable	Model Home Properties Notes Payable	Principal Payments
2020	$16,871,952	$12,294,895	$29,166,847
2021	4,960,217	11,932,259	16,892,476
2022	10,055,657	8,416,975	18,472,632
2023	1,783,291	—	1,783,291
2024	24,813,868	—	24,813,868
Thereafter	52,329,934	—	52,329,934
Total	$110,814,919	$32,644,129	$143,459,048